Note 14 - Supplemental Balance Sheet Information - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Compensation related	$ 85	$ 87
Income tax payable	3,240	622
Other taxes payable	336	0
Total	$ 3,661	$ 709